Variable interest entities and securitization - Non-consolidated VIEs (Detail) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale
Variable Interest Entity [Line Items]
Assets	$ 203	$ 42
Liabilities	0	0
Maximum loss exposure	203	42
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	2,592	2,400
Liabilities	486	369
Maximum loss exposure	$ 3,078	$ 2,769